Our people (Tables)	12 Months Ended
Dec. 31, 2021
Number and average number of employees [abstract]
Geographical Distribution of Staff
Our staff numbers averaged 104,808 for the year ended 31 December 2021 against 104,163 in 2020 and 132,823 in 2019. Their geographical distribution was as follows:

	2021	2020	2019
North America	21,764	21,524	25,008
United Kingdom	10,995	10,670	14,192
Western Continental Europe	21,514	21,551	26,973
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe	50,535	50,418	66,650
	104,808	104,163	132,823

Reportable Segment Distribution of Staff
Their reportable segment distribution was as follows:

	2021	2020 [1]	2019 [1]
Global Integrated Agencies	89,701	88,406	90,582
Data Investment Management	—	1,341	26,325
Public Relations	7,121	6,810	6,890
Specialist Agencies	7,986	7,606	9,026
	104,808	104,163	132,823
Note
[1]Prior year figures have been re-presented to reflect the changes to segments described in note 2.

Staff costs
Staff costs include:

	2021	2020	2019
Continuing operations	£m	£m	£m
Wages and salaries	4,797.2	4,781.0	4,946.2
Cash-based incentive plans	455.2	110.7	227.6
Share-based incentive plans	99.6	74.4	66.0
Social security costs	630.1	570.9	591.7
Pension costs	177.7	171.7	169.7
Severance	41.8	68.2	42.6
Other staff costs[1]	965.1	779.6	1,046.8
	7,166.7	6,556.5	7,090.6
Note
[1]Freelance and temporary staff costs are included in other staff costs.

Summary of Compensation for key Management Personnel
Compensation for key management personnel includes:

	2021	2020	2019
	£m	£m	£m
Short-term employee benefits	28.0	17.9	18.3
Pensions and other post-retirement benefits	0.9	1.0	1.0
Share-based payments	14.6	10.3	10.8
	43.5	29.2	30.1